Advance Receipt	12 Months Ended
Dec. 31, 2017
Miscellaneous Current Liabilities [Abstract]
Advance Receipt
27.	ADVANCE RECEIPTS

Advance receipts are mainly from advance telecommunication charges.  In accordance with NCC’s regulation named “Mandatory and Prohibitory Provisions To Be Included In Standard Contracts for Telecommunication Goods (Services) Coupons”, the Company entered into a contract with Bank of Taiwan to provide a performance guarantee for advance receipts from selling prepaid cards amounting to $797 million as of December 31, 2017.